SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash and Cash Equivalents
Cash held at financial institutions	¥ 685,227	¥ 1,087,207
PRC
Cash and Cash Equivalents
Cash held at financial institutions	421,248	217,632
PRC | RMB
Cash and Cash Equivalents
Cash held at financial institutions	386,773	148,222
PRC | USD
Cash and Cash Equivalents
Cash held at financial institutions	33,215	69,410
PRC | HKD
Cash and Cash Equivalents
Cash held at financial institutions	1,260
United States
Cash and Cash Equivalents
Cash held at financial institutions	263,979	869,575
United States | USD
Cash and Cash Equivalents
Cash held at financial institutions	¥ 263,979	¥ 869,575